Subsequent Events (Details Narrative) - Subsequent Event [Member] $ in Thousands	1 Months Ended
Jul. 31, 2016 USD ($)
Paid to acquire	$ 10,500
Cash outflow for working capital needs	$ 10,000
Fixed annual interest rate	6.50%
Time deposit to repay equivalent Peso denominated debt	$ 25,000
Decrease in resticted investments	$ 25,000